JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 88.2%
Aerospace & Defense — 1.3%
Arconic, Inc.
5.13%, 10/1/2024(a)	7,000	7,630
5.90%, 2/1/2027	5,825	6,616
6.75%, 1/15/2028	10,659	12,365
5.95%, 2/1/2037	7,024	7,667
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)(b)	7,317	7,336
7.50%, 12/1/2024(b)	17,210	17,683
TransDigm, Inc. 6.25%, 3/15/2026(b)	27,207	29,213

		88,510

Air Freight & Logistics — 0.6%
XPO Logistics, Inc.
6.13%, 9/1/2023(b)	15,564	16,070
6.75%, 8/15/2024(b)	20,399	22,123

		38,193

Auto Components — 2.1%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)(b)	6,590	5,618
Adient US LLC 7.00%, 5/15/2026(a)(b)	5,000	5,345
Allison Transmission, Inc. 4.75%, 10/1/2027(b)	9,665	9,931
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	30,000	30,487
6.25%, 3/15/2026(a)	13,744	13,727
6.50%, 4/1/2027(a)	14,101	14,172
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)	5,539	4,791
Dana, Inc. 5.38%, 11/15/2027	3,505	3,550
Delphi Technologies plc 5.00%, 10/1/2025(a)(b)	7,915	6,906
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026(a)	3,885	3,995
4.88%, 3/15/2027(a)	17,041	17,339
Icahn Enterprises LP
5.88%, 2/1/2022	8,347	8,395
6.75%, 2/1/2024	7,819	8,132
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(b)	9,354	9,756
Tenneco, Inc. 5.00%, 7/15/2026(a)	5,435	4,662

		146,806

Automobiles — 0.0%
General Motors Co.
7.70%, 4/15/2016‡(c)	25,800	—	(d)
7.40%, 9/1/2025‡(c)	9,300	—	(d)
Motors Liquidation Co.
8.25%, 7/15/2023‡(c)	20,000	—	(d)
0.00%, 6/15/2024‡(c)	12,550	—	(d)
6.75%, 5/1/2028‡(c)(e)	10,255	—	(d)
0.00%, 7/15/2033‡(c)	34,006	—	(d)
7.75%, 3/15/2036‡(c)	3,415	—	(d)
7.38%, 5/23/2048‡(c)	6,000	—	(d)

		—	(d)

Banks — 2.0%
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(f)(g)(h)	17,177	19,128
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(f)(g)(h)	6,252	6,752
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(a)(f)(g)(h)	10,787	11,919
5.20%, 5/12/2026	13,815	15,016
4.84%, 5/9/2028	7,420	7,923
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(a)(g)	6,547	7,141
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(f)(g)(h)	5,195	5,359
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(f)(g)(h)	2,725	2,966
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(f)(g)(h)	9,565	10,856
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(f)(g)(h)	12,027	14,508
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(a)(f)(g)(h)	14,572	14,936
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(a)(f)(g)(h)	4,790	5,170
Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(b)(f)(g)(h)	14,360	15,183

		136,857

Building Products — 0.7%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027(b)	3,240	3,321
Standard Industries, Inc.
6.00%, 10/15/2025(b)	16,585	17,352
5.00%, 2/15/2027(b)	5,605	5,815
4.75%, 1/15/2028(b)	7,410	7,651
Summit Materials LLC
6.13%, 7/15/2023	4,320	4,396
5.13%, 6/1/2025(b)	8,090	8,272

		46,807

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital Markets — 0.5%
LPL Holdings, Inc. 5.75%, 9/15/2025(b)	17,219	18,195
MSCI, Inc.
5.75%, 8/15/2025(b)	1,700	1,785
5.38%, 5/15/2027(b)	11,910	12,759

		32,739

Chemicals — 2.0%
Chemours Co. (The) 7.00%, 5/15/2025(a)	19,646	18,173
CVR Partners LP 9.25%, 6/15/2023(b)	51,502	53,691
Hexion, Inc. 7.88%, 7/15/2027(a)(b)	9,180	9,249
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025(b)	9,382	9,429
5.25%, 6/1/2027(b)	11,511	11,626
OCI NV (Netherlands) 5.25%, 11/1/2024(b)	7,210	7,462
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029(b)	3,052	3,082
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(b)	2,995	3,115
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)(b)	18,309	18,332
Tronox Finance plc 5.75%, 10/1/2025(b)	7,145	7,056

		141,215

Commercial Services & Supplies — 1.3%
ACCO Brands Corp. 5.25%, 12/15/2024(a)(b)	7,092	7,358
ADT Security Corp. (The) 4.88%, 7/15/2032(b)	7,500	6,525
Brink’s Co. (The) 4.63%, 10/15/2027(a)(b)	22,249	22,861
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.77%, 12/21/2065(b)(g)	2,554	1,986
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)(b)	4,567	4,584
Nielsen Finance LLC 5.00%, 4/15/2022(b)	7,019	7,063
Pitney Bowes, Inc.
5.20%, 4/1/2023(a)(i)	8,173	8,183
4.63%, 3/15/2024(a)	2,169	2,098
Prime Security Services Borrower LLC
5.25%, 4/15/2024(b)	5,000	5,150
5.75%, 4/15/2026(a)(b)	20,300	21,204

		87,012

Communications Equipment — 1.3%
CommScope Technologies LLC
6.00%, 6/15/2025(b)	15,256	14,722
5.00%, 3/15/2027(b)	7,470	6,555
CommScope, Inc.
5.00%, 6/15/2021(b)	2,262	2,262
5.50%, 3/1/2024(a)(b)	9,652	10,026
5.50%, 6/15/2024(a)(b)	9,665	9,474
6.00%, 3/1/2026(b)	17,195	18,012
8.25%, 3/1/2027(b)	13,190	13,255
Plantronics, Inc. 5.50%, 5/31/2023(a)(b)	17,130	16,113

		90,419

Construction & Engineering — 0.2%
MasTec, Inc. 4.88%, 3/15/2023	16,508	16,714

Construction Materials — 0.3%
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026(a)(b)	16,090	17,377

Consumer Finance — 2.2%
Ally Financial, Inc.
5.75%, 11/20/2025	17,964	19,783
8.00%, 11/1/2031	8,769	12,090
Avolon Holdings Funding Ltd. (Ireland) 5.13%, 10/1/2023(b)	8,000	8,599
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)	28,638	25,345
Ford Motor Credit Co. LLC 4.54%, 8/1/2026	17,970	18,051
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024(b)(j)	12,340	12,621
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.02%, 12/21/2065(b)(g)	26,531	20,694
Park Aerospace Holdings Ltd. (Ireland)
5.50%, 2/15/2024(b)	2,500	2,736
Springleaf Finance Corp.
6.88%, 3/15/2025	5,670	6,475
7.13%, 3/15/2026(a)	14,719	16,964
6.63%, 1/15/2028	6,300	6,962

		150,320

Containers & Packaging — 1.8%
Ardagh Packaging Finance plc (Ireland)
6.00%, 2/15/2025(b)	19,575	20,554
5.25%, 8/15/2027(b)	18,060	18,579
Berry Global, Inc. 4.88%, 7/15/2026(b)	8,000	8,370
Greif, Inc. 6.50%, 3/1/2027(a)(b)	18,389	19,630
LABL Escrow Issuer LLC 6.75%, 7/15/2026(b)	6,910	7,083
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(b)	23,611	24,142
7.25%, 4/15/2025(a)(b)	11,214	10,626

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	969	970
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(b)(i)	5,803	6,093
8.50%, 8/15/2027(a)(b)(i)	5,412	5,886

		121,933

Distributors — 0.4%
Performance Food Group, Inc. 5.50%, 10/15/2027(b)	4,773	5,071
Wolverine Escrow LLC
9.00%, 11/15/2026(b)	18,360	18,546
13.13%, 11/15/2027(b)	7,055	6,933

		30,550

Diversified Consumer Services — 0.3%
Service Corp. International
8.00%, 11/15/2021	10,675	11,716
4.63%, 12/15/2027	1,400	1,452
5.13%, 6/1/2029	4,455	4,756

		17,924

Diversified Financial Services — 1.5%
ACE Cash Express, Inc. 12.00%, 12/15/2022(b)	14,183	13,119
Allied Universal Holdco LLC
6.63%, 7/15/2026(b)	4,938	5,222
9.75%, 7/15/2027(b)	3,446	3,627
CNG Holdings, Inc. 12.50%, 6/15/2024(a)(b)	29,555	27,782
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)(b)	38,502	34,940
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)(b)	8,101	8,830
8.25%, 11/15/2026(b)	11,477	12,840

		106,360

Diversified Telecommunication Services — 9.6%
Altice France SA (France)
7.38%, 5/1/2026(b)	28,992	30,949
8.13%, 2/1/2027(b)	13,201	14,620
CCO Holdings LLC
5.13%, 2/15/2023	7,690	7,815
5.88%, 4/1/2024(b)	62,899	65,572
5.75%, 2/15/2026(b)	51,915	54,833
5.50%, 5/1/2026(a)(b)	33,398	35,235
5.13%, 5/1/2027(b)	27,691	29,352
5.00%, 2/1/2028(a)(b)	9,975	10,499
5.38%, 6/1/2029(a)(b)	12,091	12,953
4.75%, 3/1/2030(b)	21,604	22,198
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	10,225	10,775
Series W, 6.75%, 12/1/2023	715	795
Series Y, 7.50%, 4/1/2024(a)	7,240	8,145
5.63%, 4/1/2025(a)	4,947	5,225
Series G, 6.88%, 1/15/2028(a)	4,143	4,485
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)(b)	14,773	13,831
8.00%, 10/15/2025(b)	6,014	5,488
Embarq Corp. 8.00%, 6/1/2036	37,692	37,873
Frontier Communications Corp.
7.13%, 1/15/2023	3,700	1,698
7.63%, 4/15/2024	3,282	1,534
6.88%, 1/15/2025	13,438	6,114
11.00%, 9/15/2025	10,429	4,797
8.50%, 4/1/2026(a)(b)	19,083	18,845
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(a)	29,162	23,175
8.00%, 2/15/2024(a)(b)	17,895	18,253
8.50%, 10/15/2024(b)	40,649	33,434
9.75%, 7/15/2025(b)	8,659	7,273
Level 3 Financing, Inc.
5.63%, 2/1/2023	1,886	1,893
5.13%, 5/1/2023	2,713	2,733
5.38%, 1/15/2024	1,485	1,509
5.38%, 5/1/2025	40,110	41,514
5.25%, 3/15/2026	5,865	6,107
Qwest Corp. 6.88%, 9/15/2033	11,216	11,266
Sprint Capital Corp. 8.75%, 3/15/2032	55,537	66,228
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	9,921	10,988
6.00%, 9/30/2034	1,190	1,273
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(b)	9,240	9,935
Virgin Media Finance plc (United Kingdom) 5.25%, 2/15/2022	8,595	8,853
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)(b)	2,815	2,956
Windstream Services LLC 8.63%, 10/31/2025(a)(b)(i)	9,328	8,815

		659,836

Electric Utilities — 0.4%
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(b)	8,055	8,275
4.50%, 9/15/2027(b)	1,828	1,865
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(c)	153,570	49
11.50%, 10/1/2020‡(c)	15,375	61
Vistra Operations Co. LLC
5.50%, 9/1/2026(b)	12,717	13,385
5.00%, 7/31/2027(b)	2,665	2,768

		26,403

Electrical Equipment — 0.2%
Sensata Technologies BV
4.88%, 10/15/2023(b)	10,483	11,112
5.00%, 10/1/2025(b)	4,576	4,953

		16,065

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC
5.50%, 12/1/2024	3,001	3,310

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.00%, 9/1/2025	3,423	3,569
4.25%, 4/1/2028(a)	13,432	14,032
MTS Systems Corp. 5.75%, 8/15/2027(b)	8,555	8,918

		29,829

Energy Equipment & Services — 1.2%
Archrock Partners LP 6.88%, 4/1/2027(b)	1,752	1,804
Noble Holding International Ltd. 6.20%, 8/1/2040(a)	6,316	2,116
Oceaneering International, Inc. 6.00%, 2/1/2028	2,865	2,575
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	1,292	1,091
7.13%, 1/15/2026(a)(b)	8,000	6,994
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(b)	22,757	19,224
Telford Offshore Ltd. (United Arab Emirates) Series B, 12.00% (Blend (cash 4.00% + PIK 8.00%)), 2/12/2024(j)	7,627	2,752
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)	13,437	13,592
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)	18,068	18,429
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)	5,231	5,283
Transocean, Inc.
9.00%, 7/15/2023(b)	3,791	3,868
7.25%, 11/1/2025(a)(b)	4,323	3,858
7.50%, 1/15/2026(b)	1,325	1,190
9.35%, 12/15/2041(i)	3,431	2,405

		85,181

Entertainment — 1.6%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025(a)	17,544	16,316
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(b)	10,941	11,652
4.75%, 10/15/2027(b)	4,125	4,249
Netflix, Inc. 4.38%, 11/15/2026(a)	1,716	1,739
4.88%, 4/15/2028	5,445	5,577
5.88%, 11/15/2028	20,769	22,690
4.88%, 6/15/2030(a)(b)	7,090	7,143
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(g)	26,455	27,608
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(a)(g)	12,465	13,587

		110,561

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(b)	23,145	24,129
ESH Hospitality, Inc.
5.25%, 5/1/2025(b)	9,775	10,093
4.63%, 10/1/2027(b)	10,908	10,962
Iron Mountain, Inc. 5.75%, 8/15/2024	18,906	19,156
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027(b)	8,270	9,262
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027(b)	5,967	6,146
VICI Properties LP
4.25%, 12/1/2026(b)	12,414	12,662
4.63%, 12/1/2029(b)	8,535	8,801

		101,211

Food & Staples Retailing — 1.7%
Albertsons Cos., Inc.
6.63%, 6/15/2024	18,813	19,735
5.75%, 3/15/2025	17,380	17,728
7.50%, 3/15/2026(a)(b)	17,000	18,827
New Albertsons LP
7.75%, 6/15/2026	2,278	2,301
6.63%, 6/1/2028	3,704	3,371
7.45%, 8/1/2029(a)	6,888	6,991
8.70%, 5/1/2030	14,901	15,944
8.00%, 5/1/2031	16,387	16,592
Rite Aid Corp. 6.13%, 4/1/2023(b)	21,564	17,844

		119,333

Food Products — 1.9%
B&G Foods, Inc. 5.25%, 4/1/2025(a)	27,326	27,599
Dole Food Co., Inc. 7.25%, 6/15/2025(b)	14,076	13,372
JBS USA LUX SA 5.88%, 7/15/2024(a)(b)	17,180	17,664
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)(b)	18,132	19,175
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(b)	21,385	22,187
5.88%, 9/30/2027(b)	5,700	6,156
Post Holdings, Inc. 5.00%, 8/15/2026(b)	21,675	22,759

		128,912

Gas Utilities — 0.3%
AmeriGas Partners LP
5.50%, 5/20/2025	9,132	9,774
5.88%, 8/20/2026	4,381	4,808
5.75%, 5/20/2027	7,858	8,565

		23,147

Health Care Equipment & Supplies — 0.5%
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025(b)	10,740	11,196
Hologic, Inc. 4.38%, 10/15/2025(a)(b)	12,922	13,310
Teleflex, Inc. 4.88%, 6/1/2026	7,750	8,099

		32,605

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Providers & Services — 7.1%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	12,711	12,949
6.50%, 3/1/2024	7,760	8,071
Centene Corp.
4.75%, 1/15/2025	12,681	13,174
5.38%, 6/1/2026(b)	4,659	4,945
4.25%, 12/15/2027(b)	18,856	19,398
4.63%, 12/15/2029(b)	23,574	24,723
Community Health Systems, Inc.
5.13%, 8/1/2021(a)	8,348	8,285
6.25%, 3/31/2023(a)	8,707	8,598
8.63%, 1/15/2024(a)(b)	18,227	18,774
8.00%, 3/15/2026(a)(b)	4,776	4,770
DaVita, Inc.
5.13%, 7/15/2024	35,993	36,938
5.00%, 5/1/2025(a)	12,018	12,399
Encompass Health Corp. 5.75%, 11/1/2024	9,923	10,059
Envision Healthcare Corp. 8.75%, 10/15/2026(a)(b)	8,401	3,423
HCA Healthcare, Inc. 6.25%, 2/15/2021	11,585	12,135
HCA, Inc.
7.50%, 2/15/2022	15,718	17,408
5.88%, 5/1/2023(a)	25,295	27,888
5.38%, 2/1/2025	47,785	52,802
5.88%, 2/15/2026	19,145	21,610
5.38%, 9/1/2026	20,183	22,353
5.63%, 9/1/2028	1,650	1,864
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(b)(j)	11,781	9,775
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(b)	36,462	19,325
Tenet Healthcare Corp.
4.63%, 7/15/2024	16,327	16,898
4.63%, 9/1/2024(b)	3,742	3,864
5.13%, 5/1/2025	25,491	26,192
4.88%, 1/1/2026(b)	18,706	19,431
6.25%, 2/1/2027(b)	13,967	14,945
5.13%, 11/1/2027(b)	14,021	14,652
WellCare Health Plans, Inc.
5.25%, 4/1/2025	20,291	21,229

		488,877

Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026(b)	6,324	6,640
5.00%, 5/15/2027(b)	8,589	9,019

		15,659

Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp.
6.88%, 5/15/2023	5,363	5,547
6.38%, 4/1/2026(a)	3,134	3,346
6.00%, 8/15/2026	10,302	10,972
Boyne USA, Inc.
7.25%, 5/1/2025(b)	16,780	18,206
Cedar Fair LP
5.38%, 4/15/2027(a)	743	789
Chukchansi Economic Development Authority 9.75%, 5/30/2020(b)(c)	20,268	10,134
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)	13,202	11,057
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)	25,239	26,438
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)	9,230	10,476
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(b)	22,930	23,446
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	4,278	4,503
4.88%, 1/15/2030	7,285	7,740
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024(a)	9,020	9,787
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	5,051	5,190
4.88%, 4/1/2027	9,327	9,886
International Game Technology plc 6.50%, 2/15/2025(b)	20,096	22,457
IRB Holding Corp. 6.75%, 2/15/2026(b)	9,000	9,394
Jack Ohio Finance LLC
6.75%, 11/15/2021(b)	8,605	8,777
10.25%, 11/15/2022(b)	7,490	7,939
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	17,746	19,299
4.75%, 1/15/2028(b)	1,729	1,772
Melco Resorts Finance Ltd. (Hong Kong) 5.63%, 7/17/2027(a)(b)	17,248	17,862
MGM Resorts International 4.63%, 9/1/2026(a)	12,032	12,661
Scientific Games International, Inc. 5.00%, 10/15/2025(b)	6,760	7,061
Six Flags Entertainment Corp.
4.88%, 7/31/2024(b)	2,793	2,891
5.50%, 4/15/2027(a)(b)	4,059	4,241
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(b)	8,401	9,073
Station Casinos LLC 5.00%, 10/1/2025(a)(b)	13,135	13,332
VOC Escrow Ltd. 5.00%, 2/15/2028(b)	9,287	9,744
Wyndham Destinations, Inc.
5.40%, 4/1/2024(i)	7,133	7,543
6.35%, 10/1/2025(i)	7,329	8,117
5.75%, 4/1/2027(i)	6,520	7,058
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)	13,782	14,695
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)(b)	10,395	11,006
Yum! Brands, Inc. 4.75%, 1/15/2030(b)	6,448	6,674

		359,113

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Household Durables — 0.5%
Newell Brands, Inc.
4.20%, 4/1/2026(i)	3,730	3,850
5.38%, 4/1/2036(i)	2,290	2,387
Tempur Sealy International, Inc.
5.63%, 10/15/2023	11,613	11,961
5.50%, 6/15/2026	14,674	15,408

		33,606

Household Products — 0.6%
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(b)	9,456	8,463
Spectrum Brands, Inc.
6.13%, 12/15/2024	7,694	7,944
5.75%, 7/15/2025	23,071	24,160
5.00%, 10/1/2029(b)	2,169	2,212

		42,779

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp. 5.25%, 6/1/2026(b)	18,108	18,925
Clearway Energy Operating LLC
5.75%, 10/15/2025(a)	3,850	4,043
5.00%, 9/15/2026(a)	7,263	7,517
NRG Energy, Inc.
7.25%, 5/15/2026	8,280	9,066
6.63%, 1/15/2027	18,745	20,292
5.75%, 1/15/2028	7,134	7,705

		67,548

Insurance — 0.1%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(b)	9,007	9,547

Internet & Direct Marketing Retail — 0.2%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)	19,715	16,511

IT Services — 0.5%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(b)	7,797	8,060
Exela Intermediate LLC 10.00%, 7/15/2023(a)(b)	28,990	10,364
Zayo Group LLC
6.00%, 4/1/2023	4,291	4,398
6.38%, 5/15/2025	10,150	10,442

		33,264

Leisure Products — 0.6%
Mattel, Inc.
6.75%, 12/31/2025(b)	36,650	38,391
5.88%, 12/15/2027(a)(b)	5,600	5,670

		44,061

Machinery — 0.3%
Harsco Corp. 5.75%, 7/31/2027(b)	4,035	4,247
Hillman Group, Inc. (The) 6.38%, 7/15/2022(b)	6,035	5,552
Terex Corp. 5.63%, 2/1/2025(b)	9,275	9,407

		19,206

Media — 9.4%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(b)	5,952	6,086
7.50%, 5/15/2026(b)	23,230	24,710
Altice Luxembourg SA (Luxembourg)
7.63%, 2/15/2025(b)	11,597	12,075
10.50%, 5/15/2027(b)	11,339	12,859
Cinemark USA, Inc. 4.88%, 6/1/2023	8,979	9,114
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(b)	56,945	62,728
5.13%, 8/15/2027(a)(b)	12,993	13,513
CSC Holdings LLC
5.38%, 7/15/2023(b)	9,703	9,958
7.75%, 7/15/2025(b)	2,545	2,730
6.63%, 10/15/2025(b)	13,040	13,873
5.50%, 5/15/2026(a)(b)	11,173	11,803
5.50%, 4/15/2027(a)(b)	29,730	31,625
5.38%, 2/1/2028(b)	7,670	8,111
7.50%, 4/1/2028(b)	11,235	12,653
6.50%, 2/1/2029(b)	4,572	5,100
Diamond Sports Group LLC
5.38%, 8/15/2026(b)	9,206	9,344
6.63%, 8/15/2027(a)(b)	5,168	5,037
DISH DBS Corp.
5.13%, 5/1/2020	735	739
6.75%, 6/1/2021	29,795	31,393
5.88%, 7/15/2022	10,714	11,196
5.00%, 3/15/2023	7,399	7,455
5.88%, 11/15/2024	11,070	11,056
7.75%, 7/1/2026(a)	32,967	34,140
Entercom Media Corp.
7.25%, 11/1/2024(a)(b)	14,670	15,477
6.50%, 5/1/2027(a)(b)	7,050	7,438
GCI LLC 6.88%, 4/15/2025	9,330	9,738
Getty Images, Inc. 9.75%, 3/1/2027(a)(b)	1,622	1,638
Gray Television, Inc.
5.13%, 10/15/2024(a)(b)	7,380	7,657
5.88%, 7/15/2026(a)(b)	8,360	8,864
7.00%, 5/15/2027(b)	17,122	18,963
iHeartCommunications, Inc.
0.00%, 12/15/2019‡(c)	4,957	—	(d)
6.38%, 5/1/2026(a)	4,656	5,028
8.38%, 5/1/2027	32,772	35,722
5.25%, 8/15/2027(b)	7,110	7,305
Liberty Interactive LLC 8.25%, 2/1/2030	4,134	4,129
Meredith Corp. 6.88%, 2/1/2026(a)	5,579	5,733

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Midcontinent Communications 5.38%, 8/15/2027(b)	6,519	6,840
National CineMedia LLC 5.88%, 4/15/2028(b)	5,420	5,650
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(b)	6,040	6,297
5.63%, 7/15/2027(b)	15,418	16,241
Outfront Media Capital LLC
5.63%, 2/15/2024	3,651	3,746
5.88%, 3/15/2025(a)	10,319	10,637
5.00%, 8/15/2027(b)	6,183	6,453
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	3,345	3,618
Sinclair Television Group, Inc. 5.63%, 8/1/2024(b)	15,403	15,865
Sirius XM Radio, Inc.
4.63%, 5/15/2023(b)	6,799	6,901
4.63%, 7/15/2024(b)	3,324	3,482
5.38%, 4/15/2025(b)	19,013	19,679
5.38%, 7/15/2026(b)	10,692	11,293
5.00%, 8/1/2027(b)	10,728	11,291
TEGNA, Inc. 6.38%, 10/15/2023	12,135	12,514
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(b)	2,635	2,661
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(b)	8,622	8,859
Videotron Ltd. (Canada)
5.38%, 6/15/2024(b)	7,067	7,721
5.13%, 4/15/2027(a)(b)	9,159	9,725

		644,463

Metals & Mining — 1.7%
AK Steel Corp.
6.38%, 10/15/2025(a)	11,954	10,106
7.00%, 3/15/2027	3,423	2,967
Alcoa Nederland Holding BV 6.75%, 9/30/2024(b)	7,652	8,054
Allegheny Technologies, Inc.
5.95%, 1/15/2021	5,137	5,342
5.88%, 12/1/2027	5,169	5,311
Commercial Metals Co.
4.88%, 5/15/2023	5,918	6,125
5.38%, 7/15/2027	4,415	4,570
Constellium SE
5.75%, 5/15/2024(b)	855	880
5.88%, 2/15/2026(a)(b)	3,490	3,636
Freeport-McMoRan, Inc.
3.55%, 3/1/2022(a)	12,395	12,457
3.88%, 3/15/2023	9,290	9,479
4.55%, 11/14/2024(a)	5,710	6,001
5.40%, 11/14/2034	4,841	4,805
Hecla Mining Co. 6.88%, 5/1/2021	11,341	11,228
Northwest Acquisitions ULC 7.13%, 11/1/2022(b)	4,291	2,765
Novelis Corp.
6.25%, 8/15/2024(b)	8,435	8,870
5.88%, 9/30/2026(b)	7,125	7,463
United States Steel Corp. 6.25%, 3/15/2026(a)	5,356	4,606

		114,665

Multiline Retail — 0.2%
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(b)(j)	13,151	6,078
8.00%, 10/25/2024(b)	18,011	4,998

		11,076

Oil, Gas & Consumable Fuels — 7.4%
Aker BP ASA (Norway)
4.75%, 6/15/2024(b)	5,740	5,977
5.88%, 3/31/2025(b)	10,135	10,692
Antero Midstream Partners LP 5.38%, 9/15/2024	4,785	4,091
Antero Resources Corp.
5.38%, 11/1/2021(a)	3,484	3,219
5.13%, 12/1/2022	5,151	4,185
5.63%, 6/1/2023(a)	1,819	1,287
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)	10,280	9,275
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	14,685	11,454
Buckeye Partners LP
3.95%, 12/1/2026	10	9
5.60%, 10/15/2044	3,000	2,514
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(g)	7,625	5,700
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(a)	12,343	11,880
Cheniere Energy Partners LP
5.25%, 10/1/2025	6,240	6,427
5.63%, 10/1/2026	6,500	6,841
Chesapeake Energy Corp.
7.00%, 10/1/2024	7,983	4,071
8.00%, 6/15/2027(a)	6,267	2,993
CITGO Petroleum Corp. 6.25%, 8/15/2022(b)	4,515	4,566
CNX Midstream Partners LP 6.50%, 3/15/2026(b)	785	716
Crestwood Midstream Partners LP
6.25%, 4/1/2023(i)	3,385	3,394
5.75%, 4/1/2025	9,449	9,499
5.63%, 5/1/2027(b)	3,670	3,541
DCP Midstream Operating LP
3.88%, 3/15/2023(a)	10,500	10,658
6.75%, 9/15/2037(b)	6,546	6,742
Delek Logistics Partners LP 6.75%, 5/15/2025	18,721	18,721
Denbury Resources, Inc. 9.00%, 5/15/2021(b)	4,669	4,097
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(f)(g)(h)	14,202	7,101
4.40%, 4/1/2024	6,212	5,715
4.15%, 6/1/2025	7,808	6,891
4.85%, 7/15/2026	3,700	3,271

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
EP Energy LLC
9.38%, 5/1/2024(b)(c)	6,216	78
8.00%, 11/29/2024(b)(c)	11,348	4,426
8.00%, 2/15/2025(b)(c)	15,015	187
7.75%, 5/15/2026(b)(c)	26,434	17,711
Genesis Energy LP
6.75%, 8/1/2022	5,275	5,153
6.00%, 5/15/2023	7,230	6,756
5.63%, 6/15/2024	7,665	6,918
Global Partners LP
7.00%, 6/15/2023	11,990	12,290
7.00%, 8/1/2027(b)	3,000	3,135
Gulfport Energy Corp. 6.00%, 10/15/2024	10,250	7,018
Hilcorp Energy I LP
5.00%, 12/1/2024(a)(b)	8,040	7,159
5.75%, 10/1/2025(b)	1,750	1,520
6.25%, 11/1/2028(b)	9,002	7,573
Holly Energy Partners LP 6.00%, 8/1/2024(b)	9,241	9,658
Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024(b)	10,540	10,830
Martin Midstream Partners LP 7.25%, 2/15/2021	19,057	17,155
MEG Energy Corp. (Canada)
7.00%, 3/31/2024(a)(b)	7,220	7,080
6.50%, 1/15/2025(b)	3,622	3,765
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(j)	11,728	12,021
NuStar Logistics LP
6.00%, 6/1/2026	5,434	5,814
5.63%, 4/28/2027	7,869	8,125
Oasis Petroleum, Inc.
6.88%, 3/15/2022(a)	6,481	6,056
6.25%, 5/1/2026(a)(b)	8,403	6,029
Parsley Energy LLC 5.63%, 10/15/2027(b)	4,149	4,289
PBF Holding Co. LLC
7.00%, 11/15/2023	4,224	4,389
7.25%, 6/15/2025	4,348	4,598
PBF Logistics LP 6.88%, 5/15/2023	6,058	6,242
Peabody Energy Corp. 6.00%, 3/31/2022(a)(b)	5,828	5,682
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(f)(g)(h)	2,853	2,579
QEP Resources, Inc.
5.25%, 5/1/2023(a)	4,482	4,258
5.63%, 3/1/2026(a)	6,000	5,445
SM Energy Co. 6.63%, 1/15/2027(a)	7,195	6,547
Summit Midstream Holdings LLC
5.50%, 8/15/2022	4,249	3,675
5.75%, 4/15/2025	12,188	9,202
Sunoco LP
4.88%, 1/15/2023	7,282	7,446
5.50%, 2/15/2026	5,151	5,325
Tallgrass Energy Partners LP 5.50%, 9/15/2024(b)	10,615	10,336
Targa Resources Partners LP
5.25%, 5/1/2023	16,252	16,394
5.13%, 2/1/2025	3,722	3,824
5.88%, 4/15/2026	18,214	19,165
6.50%, 7/15/2027(b)	5	5
TerraForm Power Operating LLC
4.25%, 1/31/2023(b)	6,240	6,346
5.00%, 1/31/2028(b)	8,579	8,917
TransMontaigne Partners LP 6.13%, 2/15/2026	2,865	2,750
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(j)	41,519	6,323
W&T Offshore, Inc. 9.75%, 11/1/2023(b)	21,142	19,451
Whiting Petroleum Corp.
5.75%, 3/15/2021	6,496	5,944
6.63%, 1/15/2026(a)	1,067	608

		511,724

Personal Products — 0.1%
Prestige Brands, Inc. 5.13%, 1/15/2028(b)	3,415	3,496
Revlon Consumer Products Corp. 6.25%, 8/1/2024	12,073	6,017

		9,513

Pharmaceuticals — 3.4%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024(a)	13,968	13,095
Bausch Health Americas, Inc. 9.25%, 4/1/2026(b)	15,752	18,032
Bausch Health Cos., Inc.
6.50%, 3/15/2022(b)	4,259	4,371
5.50%, 3/1/2023(b)	684	689
5.88%, 5/15/2023(b)	14,706	14,890
7.00%, 3/15/2024(b)	14,801	15,485
6.13%, 4/15/2025(b)	20,975	21,813
5.50%, 11/1/2025(b)	38,510	40,243
9.00%, 12/15/2025(b)	38,737	43,773
7.00%, 1/15/2028(a)(b)	8,548	9,366
7.25%, 5/30/2029(a)(b)	7,021	7,866
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(b)	10,001	10,313
5.00%, 7/15/2027(b)	6,552	6,798
Endo Dac
6.00%, 7/15/2023(a)(b)	14,796	9,617
5.88%, 10/15/2024(b)	6,003	5,538
6.00%, 2/1/2025(b)(i)	8,650	5,385
Mallinckrodt International Finance SA 5.50%, 4/15/2025(b)	9,330	2,776
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)(b)	4,067	3,843

		233,893

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Real Estate Management & Development — 0.2%
Highland Ranch 6.70%, 9/1/2020‡	4,761	4,761
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	9,041	9,285

		14,046

Road & Rail — 1.1%
Avis Budget Car Rental LLC
5.25%, 3/15/2025(a)(b)	18,901	19,397
5.75%, 7/15/2027(a)(b)	9,120	9,410
DAE Funding LLC (United Arab Emirates) 5.00%, 8/1/2024(b)	7,285	7,627
Hertz Corp. (The)
7.63%, 6/1/2022(b)	3,043	3,165
5.50%, 10/15/2024(a)(b)	7,532	7,645
7.13%, 8/1/2026(a)(b)	9,960	10,607
6.00%, 1/15/2028(b)	18,048	17,937

		75,788

Semiconductors & Semiconductor Equipment — 0.3%
Qorvo, Inc. 5.50%, 7/15/2026	17,097	18,187
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)	3,282	3,526

		21,713

Software — 1.0%
CDK Global, Inc. 5.25%, 5/15/2029(b)	18,773	19,902
Infor US, Inc. 6.50%, 5/15/2022(a)	3,163	3,222
Nuance Communications, Inc. 5.63%, 12/15/2026(a)	13,096	13,915
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)	27,560	29,488

		66,527

Specialty Retail — 1.4%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)(b)	11,607	11,462
Penske Automotive Group, Inc. 5.50%, 5/15/2026(a)	20,790	21,829
PetSmart, Inc.
7.13%, 3/15/2023(b)	15,460	13,914
5.88%, 6/1/2025(a)(b)	20,830	20,413
Staples, Inc.
7.50%, 4/15/2026(a)(b)	12,850	13,444
10.75%, 4/15/2027(a)(b)	14,199	14,627

		95,689

Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC
5.88%, 6/15/2021(b)	8,604	8,733
7.13%, 6/15/2024(a)(b)	8,871	9,381
Diebold Nixdorf, Inc. 8.50%, 4/15/2024(a)	11,132	9,537
EMC Corp. 3.38%, 6/1/2023(a)	11,350	11,457
NCR Corp.
5.75%, 9/1/2027(b)	11,424	11,831
6.13%, 9/1/2029(b)	8,985	9,479

		60,418

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc. 4.88%, 5/15/2026(a)(b)	14,550	15,478

Thrifts & Mortgage Finance — 1.2%
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(b)	3,696	3,835
REIT, 5.25%, 10/1/2025(b)	6,896	6,999
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(b)	17,435	18,655
9.13%, 7/15/2026(b)	9,636	10,648
Nationstar Mortgage LLC 6.50%, 6/1/2022	8,935	8,958
Quicken Loans, Inc.
5.75%, 5/1/2025(b)	20,293	21,077
5.25%, 1/15/2028(b)	11,905	12,422

		82,594

Trading Companies & Distributors — 1.8%
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)	21,211	16,545
H&E Equipment Services, Inc. 5.63%, 9/1/2025	8,530	8,967
Herc Holdings, Inc. 5.50%, 7/15/2027(b)	8,620	9,019
United Rentals North America, Inc.
5.50%, 7/15/2025	2,621	2,729
4.63%, 10/15/2025	11,930	12,258
5.88%, 9/15/2026	18,704	20,013
6.50%, 12/15/2026	22,999	25,106
4.88%, 1/15/2028	5,825	6,078
5.25%, 1/15/2030	12,520	13,302
WESCO Distribution, Inc. 5.38%, 6/15/2024	8,732	9,038

		123,055

Wireless Telecommunication Services — 3.8%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026(a)	8,561	9,395
Sprint Communications, Inc.
11.50%, 11/15/2021	5,758	6,651
9.25%, 4/15/2022	4,305	4,929
Sprint Corp.
7.25%, 9/15/2021	7,629	8,091
7.88%, 9/15/2023(a)	25,980	28,562
7.13%, 6/15/2024	34,914	37,620
7.63%, 2/15/2025	29,762	32,598
7.63%, 3/1/2026	49,392	53,896
Sprint eWireless, Inc. 7.00%, 3/1/2020(c)	6,776	—	(d)
T-Mobile US, Inc. 4.50%, 2/1/2026‡	6,472	—	(d)

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
T-Mobile USA, Inc.
6.50%, 1/15/2024	5,562	5,757
6.50%, 1/15/2024‡	5,562	—	(d)
6.00%, 4/15/2024	15,863	16,411
6.00%, 4/15/2024‡(a)	17,049	—	(d)
6.38%, 3/1/2025	2,548	2,643
6.38%, 3/1/2025‡	16,845	—	(d)
5.13%, 4/15/2025	5,475	5,660
5.13%, 4/15/2025‡	4,296	—	(d)
6.50%, 1/15/2026	7,296	7,807
6.50%, 1/15/2026‡	7,296	—	(d)
4.50%, 2/1/2026	23,267	23,878
4.75%, 2/1/2028	16,127	16,873
4.75%, 2/1/2028‡	6,603	—	(d)

		260,771

TOTAL CORPORATE BONDS (Cost $6,057,284)		6,074,403

LOAN ASSIGNMENTS — 7.8%(k)
Auto Components — 0.1%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 6.11%, 4/25/2024(g)(l)	3,926	3,916
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.01%, 4/6/2024(g)	2,727	2,676

		6,592

Automobiles — 0.3%
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/14/2024(g)	21,168	21,062

Communications Equipment — 0.1%
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.02%, 12/15/2024(g)	8,845	8,420

Containers & Packaging — 0.3%
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 10/1/2022(g)	3,750	3,761
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/5/2023(g)	8,954	8,966
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.35%, 1/30/2021(g)	7,144	6,882

		19,609

Diversified Telecommunication Services — 0.6%
Altice France SA, 1st Lien Term loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 5.77%, 8/14/2026(g)	7,195	7,135
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(g)	3,500	3,498
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/2/2024(g)	7,866	7,844
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.25%, 2/19/2026(g)	11,960	11,507
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.20%, 11/1/2024(g)	11,942	8,613
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 9.95%, 11/1/2025(g)	1,825	829
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 9.75%, 3/29/2021(g)	3,818	3,622

		43,048

Electrical Equipment — 0.4%
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.93%, 11/30/2023(g)	25,732	25,120

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 5/8/2026(g)	5,515	5,519

Entertainment — 0.1%
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.83%, 11/1/2023(g)	9,000	9,014

Food & Staples Retailing — 0.5%
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/17/2026(g)	3,494	3,515
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 10.10%, 12/31/2100‡(g)	10,000	10,000
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 12/5/2023(g)	35,606	12,640
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 10/22/2025(g)	10,038	8,253

		34,408

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food Products — 0.4%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.46%, 4/6/2024(g)	9,283	9,162
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 5/1/2026(g)	15,021	15,078

		24,240

Health Care Providers & Services — 0.4%
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 6/7/2023(g)	31,515	30,104

Hotels, Restaurants & Leisure — 0.5%
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 12/1/2023(g)	3,491	3,441
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%) 4.68%, 10/4/2023(g)	33,831	33,806

		37,247

IT Services — 0.0%(m)
Exela Intermediate Llc, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 6.50%), 8.85%, 7/12/2023(g)	6,943	2,662

Leisure Products — 0.2%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.10%, 5/15/2022‡(g)	4,907	4,880
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(g)	20,056	—	(d)
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.20%, 12/22/2025(g)(l)	1,494	1,348
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.51%, 2/14/2025(g)	8,304	8,221

		14,449

Machinery — 0.2%
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.27%, 11/6/2024(g)	11,381	11,315

Media — 0.8%
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.02%, 1/15/2026(g)	5,081	5,066
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(g)(l)	13,833	13,914
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(g)	7,638	7,672
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 9/18/2026(g)	9,000	9,034
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 9/25/2026(g)	9,545	8,590
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 4/29/2026(g)	11,378	11,428

		55,704

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.27%, 10/25/2023(g)	8,358	6,064

Oil, Gas & Consumable Fuels — 0.7%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.45%, 12/31/2022(g)(l)	42,284	35,473
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.16%, 8/25/2023(g)	9,948	7,489
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 4/12/2024(g)	6,754	3,982

		46,944

Personal Products — 0.1%
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 5.41%, 9/7/2023(g)	7,991	5,822

Pharmaceuticals — 0.7%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 7.10%, 9/6/2024(g)	12,700	11,769
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.77%, 6/2/2025(g)	34,538	34,679

		46,448

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Software — 0.1%
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 12/1/2023(g)	4,917	4,893

Specialty Retail — 0.9%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(g)(n)	6,858	11,658
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.21%, 8/19/2022(g)	7,734	6,932
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.77%, 3/11/2022(g)	34,988	34,046
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.78%, 4/16/2026(g)(l)	9,345	9,220

		61,856

Technology Hardware, Storage & Peripherals — 0.0%(m)
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.71%, 9/19/2025(g)	1,443	1,451

Wireless Telecommunication Services — 0.2%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.85%, 3/9/2023(g)	14,368	12,709

TOTAL LOAN ASSIGNMENTS (Cost $574,440)		534,700

	Shares (000)
COMMON STOCKS — 0.8%
Aerospace & Defense — 0.0%(m)
Remington Outdoor Co., Inc.*‡	399	439

Communications Equipment — 0.0%
Goodman Networks, Inc.*‡	300	—	(d)

Diversified Financial Services — 0.0%(m)
ACC Claims Holdings LLC*‡	7,076	71
Adelphia Recovery Trust*‡	9,055	—	(d)

		71

Energy Equipment & Services — 0.0%(m)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	368	138

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	550	14,592

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	2,312	5,733
iHeartMedia, Inc., Class A*(a)	78	1,200

		6,933

Oil, Gas & Consumable Fuels — 0.0%(m)
Penn Virginia Corp.*	39	948
Ultra Petroleum Corp.*	195	44

		992

Pharmaceuticals — 0.2%
Advanz Pharma Corp. (Canada)*	1,044	10,427

		10,427

Software — 0.2%
Avaya Holdings Corp.*(a)	898	11,471

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	17	8,352

TOTAL COMMON STOCKS (Cost $69,290)		53,415

PREFERRED STOCKS — 0.5%
Automobiles — 0.0%
General Motors Co.
7.25%, 4/15/2041‡	246	—	(d)
7.38%, 5/15/2048‡	404	—	(d)
0.68%, 6/1/2049‡	50	—	(d)
7.38%, 10/1/2051‡	47	—	(d)
7.25%, 2/15/2052‡	548	—	(d)
Motors Liquidation Co. 7.25%, 7/15/2041‡	284	—	(d)

		—	(d)

Banks — 0.1%
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.69%, 2/15/2040 ($25 par value)(g)	260	6,742

Communications Equipment — 0.0%(m)
Goodman Networks, Inc. (Preference) *‡	358	4

Internet & Direct Marketing Retail — 0.2%
MYT Holding Co. 10.00%, 6/7/2029(b)	11,322	9,341

Specialty Retail — 0.2%
Claire’s Stores, Inc. *‡	11	15,829

TOTAL PREFERRED STOCKS (Cost $23,011)		31,916

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	No. of Warrants (000)	Value ($000)
WARRANTS — 0.1%
Oil, Gas & Consumable Fuels — 0.0%(m)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD (Canada)*	818	86

Wireless Telecommunication Services — 0.1%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	586	8,498

TOTAL WARRANTS (Cost $10,491)		8,584

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,806
3.75%, 2/15/2030	4,448	3,058

		4,864

Oil, Gas & Consumable Fuels — 0.0%(m)
Whiting Petroleum Corp. 1.25%, 4/1/2020	2,580	2,455

TOTAL CONVERTIBLE BONDS (Cost $7,162)		7,319

	No. of Rights (000)
RIGHTS — 0.0%(m)
Independent Power and Renewable Electricity Producers — 0.0%(m)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	2,797	2,503

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
General Motors Co.
3/6/2032*‡	973	—	(d)
1.50%, 7/15/2033‡	953	—	(d)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $—)		—	(d)

	Shares (000)
SHORT-TERM INVESTMENTS — 8.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(o)(p) (Cost $105,186)	105,186	105,186

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(o)(p)	409,952	409,993
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(o)(p)	72,225	72,225

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $482,203)		482,218

TOTAL SHORT-TERM INVESTMENTS (Cost $587,389)		587,404

Total Investments — 106.0% (Cost $7,329,067)		7,300,244
Liabilities in Excess of Other Assets — (6.0)%		(414,229)

Net Assets — 100.0%		6,886,015

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $461,006,000.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Defaulted security.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of November 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Amount rounds to less than 0.1% of net assets.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$439		$439
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	71		71
Energy Equipment & Services	—	—	138		138
Specialty Retail	—	—	8,352		8,352
Other Common Stocks	44,415	—	—		44,415

Total Common Stocks	44,415	—	9,000		53,415

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,742	—	—		6,742
Communications Equipment	—	—	4		4
Specialty Retail	—	—	15,829		15,829
Other Preferred Stocks	—	9,341	—		9,341

Total Preferred Stocks	6,742	9,341	15,833		31,916

Convertible Preferred Stocks	—	—	—	(a)	—	(a)
Debt Securities
Convertible Bonds	—	7,319	—		7,319
Corporate Bonds
Automobiles	—	—	—	(a)	—	(a)
Electric Utilities	—	26,293	110		26,403
Media	—	644,463	—	(a)	644,463
Real Estate Management & Development	—	9,285	4,761		14,046
Wireless Telecommunication Services	—	260,771	—	(a)	260,771
Other Corporate Bonds	—	5,128,720	—		5,128,720

Total Corporate Bonds	—	6,069,532	4,871		6,074,403

Loan Assignments
Food & Staples Retailing	—	24,408	10,000		34,408
Leisure Products	—	9,569	4,880		14,449
Specialty Retail	—	50,198	11,658		61,856
Other Loan Assignments	—	423,987	—		423,987

Total Loan Assignments	—	508,162	26,538		534,700

Rights	—	—	2,503		2,503
Warrants
Wireless Telecommunication Services	—	—	8,498		8,498
Other Warrants	—	86	—		86

Total Warrants	—	86	8,498		8,584

Short-Term Investments
Investment Companies	105,186	—	—		105,186
Investment of cash collateral from securities loaned	482,218	—	—		482,218

Total Short-Term Investments	587,404	—	—		587,404

Total Investments in Securities	$638,561	$6,594,440	$67,243		$7,300,244

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

High Yield Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$—	(a)	$—	$—	$—		$—	$— (a)	$—	$—	$—
Common Stocks-Aerospace & Defense	698		—	(259)	—		—	—	—	—	439
Common Stocks-Communications Equipment	—	(a)	—	—	—		—	—	—	—	—	(a)
Common Stocks-Diversified Financial Services	71		—	—	—		—	—	—	—	71
Common Stocks-Energy Equipment & Services	460		—	(322)	—		—	—	—	—	138
Common Stocks-Pharmaceuticals	17,013		—	(4,956)	—		—	(12,057)	—	—	—
Common Stocks-Specialty Retail	13,280		—	(4,928)	—		—	—	—	—	8,352
Convertible Preferred Stocks-Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds-Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds-Communications Equipment	2		(1)	—	—		—	(1)	—	—	—
Corporate Bonds-Diversified Telecommunication Services	8,531		—	1	—		—	—	—	(8,532)	—
Corporate Bonds-Electric Utilities	526		43	(415)	—		—	(44)	—	—	110
Corporate Bonds-Media	—		—	— (a)	—		—	—	—	—	—	(a)
Corporate Bonds-Real Estate Management & Development	5,863		—	(14)	10		—	(1,098)	—	—	4,761
Corporate Bonds-Wireless Telecommunication Services	—	(a)	—	—	—		—	—	—	—	—	(a)
Loan Assignments-Food & Staples Retailing	—		—	193	—	(a)	9,807	—	—	—	10,000
Loan Assignments-Leisure Products	4,487		—	— (a)	—	(a)	393	—	—	—	4,880
Loan Assignments-Specialty Retail	10,287		—	1,371	—		—	—	—	—	11,658
Preferred Stocks-Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks-Communications Equipment	4		—	—	—		—	—	—	—	4
Preferred Stocks-Specialty Retail	14,877		—	952	—		—	—	—	—	15,829
Rights-Independent Power and Renewable Electricity Producers	2,168		—	335	—		—	—	—	—	2,503
Warrants-Wireless Telecommunication Services	—		—	(1,993)	—		10,491	—		—	8,498

Total	$78,267		$42	$(10,035)	$10		$20,691	$(13,200)	$—	$(8,532)	$67,243

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which was valued using significant unobservable inputs (level 3) amounted to approximately $(5,077,000).

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (e)
	$70		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 ($0.01)
	—	(a)(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Common Stock	70

	4		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(a)(b)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stock	4

	—	(b)	Pending Distribution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bond	—	(b)

Total	$74

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2019, the value of these securities was approximately $67,169,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(a)(b)	$—	$1,000,000	$590,000	$(22)	$15	$409,993	409,952	$5,161	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	—	794,255	722,030	—	—	72,225	72,225	916	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	394,426	4,430,502	4,719,742	—	—	105,186	105,186	6,685	—

Total	$394,426	$6,224,757	$6,031,772	$(22)	$15	$587,404		$12,762	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.